Note 11. Stock Options: Share-based Compensation, Option and Incentive Plans Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stock Option Plans Policy

The Company has a stock option plan approved in May 2004, amended in June 2008 and again in August 2009 (the “2004 Plan”), for directors and key employees under which 2,500,000 shares of common stock could have been issued.  No other shares can be issued from the 2004 Plan, and approximately 1,598,000 options are outstanding as of December 31, 2015.  The Company also has a stock option plan approved in July 2010 (the “2010 Plan”), for directors and key employees under which 5,000,000 shares of common stock may be issued.  Approximately 1,043,000 options are outstanding as of December 31, 2015.  Unless otherwise stated in the stock option agreement, options are 20% vested on the date of grant, with the balance vesting 20% per year over the next four years, except for directors whose options vest six months from the date of grant.  Options were granted in 2015 only from the 2010 Plan at the market value of the stock at date of grant, as defined in the plan.

The 2010 Stock Option Plan
Stock Option Plans Policy

The Company has a stock option plan approved in July 2010 (the “The 2010 Stock Option Plan”), for directors and key employees under which 5,000,000 shares of common stock may be issued.  Non-director stock option agreements, unless otherwise stated in the agreement, are 20% vested on the date of grant, with the balance vesting 20% per year over the next four years.